Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Notes Payable

9. NOTES PAYABLE

The following table presents a summary of the Company’s promissory notes issued to unrelated third parties as of September 30, 2020:

	Note Amount	Issuance Date	Balance
A. Rodriguez	$86,821	3/14/13	$86,821
A. Rodriguez	15,000	7/22/13	15,000
A. Rodriguez	10,000	2/21/14	10,000
Henry Mahgerefteh	144,000	2/15/15	140,503
TRA Capital	106,112	3 loans	106,112
BNA Inv	223,499	6 loans	223,499
Brian Berg	30,000	2/1/12	25,000
Classic Bev	73,473	5/1/17	348,269
JSJ, Investments	75,000	7/12/17	30,239
PowerUp	168,500	8/7/20	168,500
CapCall	1,000,000	9/20, 11/20	457,000
PNC, Inc.	850,000	12/19/20	850,000
PPP	395,600	5/20/20	395,600
SBA Loan	274,000	4/1/20	274,000
Dicer	64,678	7/20/20	64,678
TCA Global fund	2,150,000	5/1/18	2,871,397
TCA Global fund 2	3,000,000	12/17/19	5,954,446
	$8,666,683		$12,021,064

The following description represent unrelated notes payable transactions pre-reverse merger between Snöbar and the Company that were assumed by the Company as a condition to the Share Exchange Agreement:

In February 2012, MGD entered into an unsecured promissory note with a certain unrelated party, now a shareholder of the Company for a principal balance of $30,000 at in interest rate of 8% per year and maturity date of August 1, 2014. The note’s maturity date has been extended to December 31, 2020 and the interest rate under the extinguished as part of the extension. The note had an outstanding balance of $25,000 as of September 30, 2020.

On March 14, 2013, Snöbar Holdings entered into an unsecured promissory note with a certain unrelated third party, now a shareholder of the Company. The note had a principal balance of $86,821 with an interest rate of 5% and had a maturity date of March 14, 2014. The note’s maturity date has subsequently been extended to February 1, 2020. The entire balance is owed and outstanding as of September 30, 2020.

On July 22, 2013, Snöbar Holdings entered into an unsecured promissory note with a certain unrelated third party. The note had a principal balance of $15,000 with an original interest rate of 5%. Maturity date has been extended to December 31, 2018, and interest rate has been reduced to 2%, and lender agreed to make all interest retroactive and deferred. The balance of the note was $15,000 as of September 30, 2020.

The following description represents unrelated note payable transactions post-merger between Snöbar and the Company:

Effective September 30, 2017, the Company entered into amended promissory notes with BNA/TRA an unrelated third party in an amount of $372,500, one for $172,500, and four others for $50,000 each. On Septmeber 25, 2020 Pacific Ventures Group entered into a settlement agreement with BNA/TRA for a combined amount of $400,000 to be in monthly cash installmentsto be paid as follows. On or before October 10, 2020, PACVwill pay the sum of thirty thousand dollars ($30,000); On or before November 1st, 2020, PACV will pay the sum of thirty thousand ($30,000); On or before December 1, 2020, and continuing through and including May 1st 2023, PACV shall pay twenty-nine (29) consecutive monthly payments of eleven thousand five hundred($11,500); On or before June 1st, 2023, PACV will pay the sum of six thousand five hundred($6,500);

On July 12, 2017, the issued a Convertible Promissory Note to JSJ Investments Inc. for total gross proceeds of $75,000. The company entered into a mutually agreed upon settlement agreement that called out for monthly payments of $3,359.90. All payments are current and the balance on the note as of September 30, 2020 was $30,239. There is no conversion feature to this settlement and only cash payment.

Over the past year Classic Beverage has periodically issued loans to the Company. The Company has agreed to pay interest 10% per year and has agreed on penalty fees if late on payments. The note is due on demand. The current balance is $348,269, including capitalized interest and penalty fees.

On May 1, 2018, Pacific Ventures Group entered into a secured promissory note with TCA Global Master Fund. The note was secured by interests in tangible and intangible property of Pacific Ventures Group. The effective interest rate on the note is 16%. The outstanding balance of the notes with TCA Global Fund for San Diego Farmers Outlet is $2,871,397 as of September 30, 2020.

On December 17, 2019 Pacific Ventures Group entered into a secured promissory note with TCA Special Situations Credit Strategies ICAV. The note was secured by interests in tangible and intangible property of Pacific Ventures Group. The effective interest rate is 16%. The total outstanding balance of the two (2) notes for Seaport Meat is $5,954,446 as of Sepember 30, 2020.

In September 2020, Seaport Group Enterprises LLC entered into a revenue based factoring agreement and received an aggregate of $500,000 (less origination fees of $15,000) in exchange for $650,000 of future receipts relating to monies collected from customers or other third party payors. Under the terms of the agreement, the Company is required to make daily payments equal to $21,500 for 30 weeks. The Company received net proceeds of $485,000.

On May 20, 2020, The Company entered into a SBA PPP note in the amount of $395,000 as a result of the COVID-19 pandemic. The note is current and the Company believes that this not will be forgiven by the SBA. The standards set forth for forgivness have been met and exceeded to order to obtain forgiveness by the SBA. The Company’s forgiveness application is pending.

On July 20,2020, Seaport Group Enterprises LLC entered into a note in the amount of $64,678.00 for a new piece of machinery in order to upgrade the processing line. The note is payable monthly in installment payments of $1500.00. As of September 30, 2020 the note is current.

On August 7, 2020, Pacific Ventures Group entered into a convertible promissory note in the amount of $168,500.00. The note matures one year from the issuance and if not prepaid it is convertible into common stock. As of September the principal balance of the note is $168,500.00 and the Company is within the prepayment period.

On April 1, 2020, The Company entered into a SBA note in the amount of $274,000.00 There are not payment due for 12 months. As of September 30, 2020, the note is current. The monthly payments are estimated to be $1500.00 per month.

In August 2019, Seaport Group Enterprises, LLC (“SGE”) agreed to acquire Seaport Meat Company, a wholesale meat distribution and processing company that manufactures and supplies various restaurants and food service institutions, from PNC, Inc., Peter Camarda and Nancy Camarda (collectively, “PNC”). In furtherance of this agreement, the parties entered into an Asset Purchase Agreement on or about August 15, 2019, whereby SGE agreed to purchase certain assets, properties, and rights belonging to PNC. In connection with the closing of the transactions contemplated by the asset purchase acquisition, as part of the consideration for the asset purchase, Seaport Group Enterprises LLC entered into a secured promissory note with PNC INC. in the amount of $850,000 due in three payments over 18 months.

On or about May 13, 2020, SGE filed a lawsuit against PNC in Los Angeles Superior Court, based on PNC’s material breaches of the Asset Purchase Agreement and the Consulting and Covenant Not to Compete Agreement (the “Consulting Agreement”), as well material misrepresentations that PNC made to SGE. SGE’s complaint alleges causes of action against PNC for including but not limited to fraud.

As of the date of this report, the note to PNC is past due as the amounts due, if any, are in dispute within the above referenced action brought by SGE. The Company and SGE intend to vigorously pursue its rights and remedies against PNC as well as defend the allegations set forth in the counter complaint. Management does not believe that an adverse ruling would have a material effect on the operations of the Company.

As of December 31, 2019, the Company had short-term notes payable of $1,362,605 and long-term notes payable of $8,669,129.

As of September 30, 2020, the Company had short-term notes payable of $1,907,971 and long-term notes payable of $10,588,942.

9. NOTES PAYABLE

The following table presents a summary of the Company’s promissory notes issued to unrelated third parties as of December 31, 2019:

	Note Amount	Issuance Date	Balance
A. Rodriguez	86,821	3/14/13	$86,821
A. Rodriguez	15,000	7/22/13	15,000
A. Rodriguez	10,000	2/21/14	10,000
Henry Mahgerefteh	144,000	2/15/15	144,000
TRA Capital	106,112	3 loans	106,112
BNA Inv	223,499	6 loans	223,499
Brian Berg	30,000	2/1/12	25,000
Classic Bev	73,473	5/1/17	277,385
JSJ, Investments	75,000	7/12/17	53,758
PowerUp	204,000	various	151,000
PNC, Inc.	2,876,509	12/19/20	2,876,509
TCA Global fund	2,150,000	5/1/18	2,664,628
TCA Global fund 2	3,000,000	12/17/19	3,015,780
	$8,994,414		$9,649,492

The following description represent unrelated notes payable transactions pre-reverse merger between Snöbar and the Company that were assumed by the Company as a condition to the Share Exchange Agreement:

In February 2012, MGD entered into an unsecured promissory note with a certain unrelated party, now a shareholder of the Company for a principal balance of $30,000 at in interest rate of 8% per year and maturity date of August 1, 2014. The note’s maturity date has been extended to December 31, 2020 and the interest rate under the extinguished as part of the extension. The note had an outstanding balance of $25,000 as of December 31, 2019.

On March 14, 2013, Snöbar Holdings entered into an unsecured promissory note with a certain unrelated third party, now a shareholder of the Company. The note had a principal balance of $86,821 with an interest rate of 5% and had a maturity date of March 14, 2014. The note’s maturity date has subsequently been extended to February 1, 2020. The entire balance is owed and outstanding as of December 31, 2020.

On July 22, 2013, Snöbar Holdings entered into an unsecured promissory note with a certain unrelated third party. The note had a principal balance of $15,000 with an original interest rate of 5%. Maturity date has been extended to December 31, 2018, and interest rate has been reduced to 2%, and lender agreed to make all interest retroactive and deferred. The balance of the note was $15,000 as of December 31, 2019.

The following description represents unrelated note payable transactions post-merger between Snöbar and the Company:

On July 12, 2017, the issued a Convertible Promissory Note to JSJ Investments Inc. for total gross proceeds of $75,000. The company entered into a mutually agreed upon settlement agreement that called out for monthly payments of $3,359.90. All payments are current and the balance on the note as of December 31, 2019 was $53,758. There is no conversion feature to this settlement an only cash payment.

Effective September 30, 2017, the Company entered into amended promissory notes with BNA/TRA an unrelated third party in an amount of $372,500, one for $172,500, and four others for $50,000 each. All of the notes have an interest rate of 8% and had a maturity date of August 13, 2017 but have been extended to November 15, 2017 for a fee of $15,000. The notes had a principal outstanding balance of $329,611 as of September 30, 2018, including the $15,000 extension fee.

In late July, August, and September of 2017, the Company entered into a financing arrangement with Power Up Lending pursuant to which the Company borrowed a total principal of $129,000 secured by shares of the Company’s common stock. The notes were subject to a 6 month hold before any stock was issued. The current balance as of December 31, 2019 is $151,000.

Over the past year Classic Beverage has periodically issued loans to the Company. The Company has agreed to pay interest 10% per year and has agreed on penalty fees if late on payments. The note is due on demand. The current balance is $277,385, including capitalized interest and penalty fees.

 On May 1, 2018, Pacific Ventures Group entered into a secured promissory note with TCA Global Master Fund. The note was secured by interests in tangible and intangible property of Pacific Ventures Group. The effective interest rate on the note is 16%. The outstanding balance of the notes with TCA Global Fund for San Diego Farmers Outlet is $2,664,628 as of December 31, 2019.

On December 17, 2019 Pacific Ventures Group entered into a secured promissory note with TCA Special Situations Credit Strategies ICAV. The note was secured by interests in tangible and intangible property of Pacific Ventures Group. The effective interest rate is 16%. The outstanding balance of the notes for Seaport Meat is $3,015,780 as of December 31, 2019.

On February 13, 2017, Pacific Ventures entered settlement with one of its creditors for $527,333 of its long-term notes payable. As of December 31, 2019, the balance is $200,000 due on April 15, 2020.

As of December 31, 2018, the Company had total short-term notes payable of $976,120 and long-term notes payable of $2,397,623.

As of December 31, 2019, the Company had short-term notes payable of $1,362,605 and long-term notes payable of $8,669,129.